Risk Management - Disclosure of analysis of derivative assets (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Credit derivatives
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance sheet assets	£ 1,861,159	£ 1,773,725
Counterparty netting	233,440	202,685
Cash collateral held	38,533	40,564
Derivatives
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance sheet assets	293,530	256,836
Counterparty netting	230,434	198,809
Net exposure	63,096	58,027
Cash collateral held	30,637	31,211
Net exposure less collateral	32,459	26,816
Derivatives | Foreign exchange derivatives
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance sheet assets	126,098	89,533
Counterparty netting	98,677	69,570
Net exposure	27,421	19,963
Derivatives | Interest rate derivatives
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance sheet assets	95,796	109,609
Counterparty netting	70,138	79,861
Net exposure	25,658	29,748
Derivatives | Credit derivatives
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance sheet assets	6,898	7,662
Counterparty netting	5,728	6,758
Net exposure	1,170	904
Derivatives | Equity and stock index derivatives
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance sheet assets	62,912	48,171
Counterparty netting	54,237	40,946
Net exposure	8,675	7,225
Derivatives | Commodity derivatives
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance sheet assets	1,826	1,861
Counterparty netting	1,654	1,674
Net exposure	£ 172	£ 187